Net other operating expense - Other operating income and other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Gain on disposal of assets:	₩ 18,843	₩ 21,348	₩ 18,298
Miscellaneous other operating income
Gain on hedged items	501,676	536,768	564,438
Reversal of allowance for guarantees and acceptances	0	2,709	19,329
Gain on other trust accounts	44,238	0	27
Reversal of other allowance	8,886	850	11,194
Others	356,611	164,999	97,777
Miscellaneous other operating income	911,411	705,326	692,765
Other operating income	930,254	726,674	711,063
Other operating expense
Loans at amortized cost	(347)	(18,675)	(27,291)
Miscellaneous other operating expense
Loss on hedged items	(518,891)	(605,808)	(596,533)
Fund contribution	(397,884)	(367,993)	(311,336)
Provision for guarantees and acceptances	(3,457)	0	0
Provision for other debt allowances	(52,123)	(16,862)	(6,939)
Depreciation of operating lease assets	(257,033)	(163,006)	(98,288)
Others	(1,190,546)	(924,796)	(857,918)
Miscellaneous other operating expense	(2,419,934)	(2,078,465)	(1,871,014)
Other operating expense	(2,420,281)	(2,097,140)	(1,898,305)
Net other operating expenses	₩ (1,490,027)	₩ (1,370,466)	₩ (1,187,242)